Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment Explanatory [Abstract]
Disclosure of property, plant and equipment [text block]
8.	Property, plant and equipment

Cost	Natural gas and liquids properties	Furniture and equipment	Total
Balance at December 31, 2015	$1,874,418	$5,482	$1,879,900
Additions	121,847	166	122,013
Change in decommissioning liability (note 11)	(2,641)	-	(2,641)
Transferred from exploration and evaluation assets (note 7)	60	-	60
Balance at December 31, 2016	$1,993,684	$5,648	$1,999,332
Additions	241,449	118	241,567
Change in decommissioning liability (note 11)	6,160	-	6,160
Transferred from exploration and evaluation assets (note 7)	908	-	908
Balance at December 31, 2017	$2,242,201	$5,766	$2,247,967

Accumulated depreciation	Natural gas and liquids properties	Furniture and equipment	Total
Balance at December 31, 2015	$428,905	$3,912	$432,817
Depreciation	115,885	347	116,232
Balance at December 31, 2016	$544,790	$4,259	$549,049
Depreciation	117,643	302	117,945
Balance at December 31, 2017	$662,433	$4,561	$666,994

Net book value	Natural gas and liquids properties	Furniture and equipment	Total
At December 31, 2016	$1,448,894	$1,389	$1,450,283
At December 31, 2017	$1,579,768	$1,205	$1,580,973

During the year ended December 31, 2017, Advantage capitalized general and administrative expenditures directly related to development activities of $4.1 million (December 31, 2016 - $3.8 million). During the year ended December 31, 2017, Advantage capitalized share based compensation directly related to development activities of $3.2 million (December 31, 2016 - $2.3 million).

Advantage included future development costs of $1.7 billion (December 31, 2016 – $1.6 billion) in property, plant and equipment costs subject to depreciation.